Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
The components of income tax expense (recovery) are as follows:

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.60% (2021 - 26.60%) to the effective tax rate for the year ended December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory income tax rate	26.60%	26.60%

Net loss before income taxes	$(78,882,069)	$(52,986,087)
Computed income tax recovery	(20,982,630)	(14,094,299)
Increase (decrease) resulting from:
Non-deductible expenses and other	10,649,360	5,314,788
Differences in foreign tax rates	(721,376)	(247,875)
Utilization of previously unrecognized tax losses	(1,051,211)	199,180
Origination and reversal of temporary differences	1,708,015	413,197
Current period loss for which no benefit is recognized	8,346,578	7,475,544
Income tax recovery	$(2,051,264)	$(939,465)

The components of income tax expense (recovery) are as follows:

	December 31, 2022	December 31, 2021
Current tax expense	$250,955	$194,222
Deferred tax recovery	(2,302,219)	(1,133,687)
Income tax recovery	$(2,051,264)	$(939,465)

The components of income tax expense (recovery) are as follows:

The components of income tax expense (recovery) are as follows:

	December 31, 2022	December 31, 2021
Current tax expense	$250,955	$194,222
Deferred tax recovery	(2,302,219)	(1,133,687)
Income tax recovery	$(2,051,264)	$(939,465)

The table below summarizes the movement of net deferred tax assets and liabilities:

The table below summarizes the movement of net deferred tax assets and liabilities:

	January 1, 2022	Recognized in net loss	Recognized in OCI	Acquisitions	December 31, 2022
Deferred tax asset
Tax losses carried forward	$3,940,741	$(873,785)	$47,286	$-	$3,114,242
Intangible assets and other	1,135,771	(1,062,707)	77,056	-	150,120
	5,076,512	(1,936,492)	124,342	-	3,264,362
Deferred tax liability
Intangible assets and other	$(30,802,501)	$4,238,711	$(753,904)	$(603,098)	$(27,920,792)
Investments	(14,896)	-	-	-	(14,896)
	(30,817,397)	4,238,711	(753,904)	(603,098)	(27,935,688)

Net deferred tax asset (liability)	$(25,740,885)	$2,302,219	$(629,562)	$(603,098)	$(24,671,326)

	January 1, 2021	Recognized in net loss	Recognized in OCI	Acquisitions	December 31, 2021
Deferred tax asset
Tax losses carried forward	$5,385,629	$(2,065,439)	$-	$620,551	$3,940,741
Financing and share issuance cost	14,551	(14,551)	-	-	-
Intangible assets and other	702,666	(673,525)	(60,616)	1,167,246	1,135,771
	6,102,846	(2,753,515)	(60,616)	1,787,797	5,076,512
Deferred tax liability
Intangible assets and other	$(21,090,932)	$3,728,197	$-	$(13,439,766)	$(30,802,501)
Investments	(173,901)	159,005	-	-	(14,896)
	(21,264,833)	3,887,202	-	(13,439,766)	(30,817,397)

Net deferred tax asset (liability)	$(15,161,987)	$1,133,687	$(60,616)	$(11,651,969)	$(25,740,885)

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31, 2022	December 31, 2021

Tax losses carried forward	$114,854,099	$84,156,050
Intangible assets and goodwill	33,951,477	32,732,062
Investments	3,869,535	5,112,068
Financing and share issuance costs	6,735,102	9,694,771
Other temporary differences	818,939	390,249
	$160,229,152	$132,085,200

The Company has Canadian net operating losses of $78,015,340 available to reduce taxable income in future years. If not utilized, these net operating losses will expire between 2033 to 2042.

The Company has USA net operating losses of $36,838,759 available to reduce taxable income in future years. If not utilized, $6,460,091 of these net operating losses will expire between 2033 and 2036 and $30,378,668 of these net operating losses will carryforward indefinitely.

Other deductible temporary differences have an unlimited carryforward period pursuant to current tax laws.

Deferred tax liabilities related to undistributed earnings from investments in subsidiaries have not been recognized as the Company controls whether the liabilities will be incurred and the Company is satisfied that the liabilities will not be incurred in the foreseeable future.